Securitizations and Variable Interest Entities, Transactions with Consolidated VIEs (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Assets	[1]	$ 1,932,468	$ 1,881,020
Total loans		936,682	955,871
Total Commercial [Member]
Variable Interest Entity [Line Items]
Total loans		547,427	557,516
VIEs that we consolidate [Member]
Variable Interest Entity [Line Items]
Assets		7,811	7,220
VIEs that we consolidate [Member] | Other [Member]
Variable Interest Entity [Line Items]
Assets		232	72
VIEs that we consolidate [Member] | Total Commercial [Member] | Commercial and industrial loans and leases [Member]
Variable Interest Entity [Line Items]
Assets		7,579	7,148
VIEs that we consolidate [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		5,300	5,100
Total loans		4,880	4,802
Debt securities		0	71
All other assets		435	191
Liabilities		(115)	(201)
VIEs that we consolidate [Member] | Carrying value [Member] | Other [Member]
Variable Interest Entity [Line Items]
Total loans		0	0
Debt securities		0	71
All other assets		232	1
Liabilities		0	(72)
VIEs that we consolidate [Member] | Carrying value [Member] | Total Commercial [Member] | Commercial and industrial loans and leases [Member]
Variable Interest Entity [Line Items]
Total loans		4,880	4,802
Debt securities		0	0
All other assets		203	190
Liabilities		$ (115)	$ (129)

[1]	Our consolidated assets at December 31, 2023 and 2022, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $0 million and $71 million; Loans, $4.9 billion and $4.8 billion; All other assets, $435 million and $191 million; and Total assets, $5.3 billion and $5.1 billion, respectively.